Short-Term and Long-Term Borrowings (Tables)	6 Months Ended
Mar. 31, 2024
Short-Term Debt [Line Items]
Schedule of Long-term Borrowings	Short-term and long-term borrowings consisted of the following as of March 31, 2024 and September 30, 2023:
	March 31, 2024	September 30, 2023
Short-term borrowings	$2,494,513	$4,442,870
Long-term borrowings
Current portion	$2,770	$43,860
Non-current portion	1,770,010	5,398,849
Total long-term borrowings	$1,772,780	$5,442,709

Schedule of Long-term Borrowings	Long-term investments consisted of the following as of March 31, 2024 and September 30, 2023:
	March 31, 2024	September 30, 2023
Huashang Micro Finance Co.	$5,262,939	$5,208,333
Longwan Rural Commercial Bank	6,229,935	6,165,296
Wenzhou Longlian Development Co., Ltd	1,154,163	1,142,188
Total long-term investments, at cost	$12,647,037	$12,515,817
Add: upward adjustments	-	-
Less: impairment and downward adjustments	-	-
Long-term investments	$12,647,037	$12,515,817

Schedule of Maturity Analysis of Long-Term Borrowings	The following is a maturity analysis of long-term borrowings as of March 31, 2024:
	RMB	USD
Years ending March 31,
2025	20,000	2,770
2026	20,000	2,770
2027	12,760,000	1,767,240
2028	-	-
2029 and thereafter	-	-
Total	12,800,000	1,772,780

Schedule of Short-Term and Long-Term Bank Borrowings are Pledged by its Assets	The Company’s short-term and long-term bank borrowings are pledged by its assets as listed below:
	March 31, 2024	September 30, 2023
Buildings, net	$24,110	$23,860
Land use right, net	413,886	414,738
Total	$437,996	$438,598

Long Term Borrowings [Member]
Short-Term Debt [Line Items]
Schedule of Long-term Borrowings	Long-term borrowings consisted of the following at March 31, 2024:
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		2,850,000	$394,720	10/12/2023	10/11/2026	3.45%
Agricultural Bank		9,950,000	1,378,060	10/30/2023	10/25/2026	3.45%
Total	RMB	12,800,000	$1,772,780
Long-term borrowings consisted of the following at September 30, 2023:
Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,930,000	$1,361,020	4/28/2022	4/25/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/9/2022	12/8/2025	3.95%
Agricultural Bank		9,940,000	1,362,390	12/15/2022	12/13/2025	3.95%
Agricultural Bank		9,900,000	1,356,909	9/26/2023	9/25/2026	3.45%
Total	RMB	39,710,000	$5,442,709